Submission	Feb. 24, 2026
Submission [Line Items]
Central Index Key	0001512228
Registrant Name	NioCorp Developments Ltd.
Registration File Number	333-290837
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A